UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jeffrey D. Heyman
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Address:   1919 14th Street, Suite 300
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           Boulder, Colorado 80302
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Form 13F File Number:     028-11759
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey D. Heyman
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Title:
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Phone:     (303) 939-8273
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Signature, Place, and Date of Signing:

       /s/ Jeffrey D. Heyman        Boulder, Colorado              8/14/07
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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Report Summary:


Number of Other Included Managers:             -1-
                                               -------------

Form 13F Information Table Entry Total:        9
                                               -------------

Form 13F Information Table Value Total:        18,562
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                      Name
---               ------------------
1                 Woodbourne Investment Management LLC

Jeffrey D. Heyman shares investment discretion with and is reporting on behalf of Woodbourne Investment Management LLC with respect to the securities reported herein which are designated by the number 1. With respect to the securities reported herein which are not designated by the number 1, Jeffrey D. Heyman exercises sole discretion over those securities. Woodbourne Investment Management LLC is filing a Form 13-F simultaneously herewith.


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NAME OF                          TITLE                   VALUE     SHRS OR   SH/  PUT/ INVESTMENT  OTHERAME
ISSUER                          OF CLASS      CUSIP    (X $1000)   PRN AMT   PRN  CALL DISCRETION  MANAGERS   SOLE   SHARED   NONE
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CAMDEN PPTY TR               SH BEN INT     133131102         108     1,620  SH         SHARES       1                        1,620
CAPSTEAD MTG CORP            PFD B CV $1.26 14067E308         264    20,300  SH         SHARED       1                       20,300
CAPSTEAD MTG CORP            PFD B CV $1.26 14067E308          47     3,600  SH         SOLE                                  3,600
CRESCENT REAL ESTATE EQUITIE PFD CV A 6.75% 225756204          32     1,300  SH         SHARED       1                        1,300
DWS RREEF REAL ESTATE FD II  COM            23338X102       5,148   284,400  SH         SHARED       1                      284,400
DWS RREEF REAL ESTATE FD INC COM            233384106       3,281   138,430  SH         SHARED       1                      138,430
HILTON HOTELS CORP           COM            432848109       1,724    51,500  SH         SHARED       1                       51,500
HOST HOTELS AND RESORTS INC  COM            44107P104       4,862   210,278  SH         SHARED       1                      210,278
VORNADO RLTY TR              PFD CONV SER A 929042208       3,097    19,000  SH         SHARED       1                       19,000

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